DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUMMARY OF DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and (liabilities) as of December 31, 2024 and 2023 and the related activity for the years ended December 31, 2024 and 2023 are as follows:

	Balance as of December 31, 2023	Recognized in equity	Recognized in Provision for Income Taxes	Balance as of December 31, 2024
Non-current assets:
Intangible Assets	$(3,303,471)	$-	$3,303,471	$-
Property, plant, and equipment	595,911	(795,115)	199,092	(112)
Other	6,933	—	(6,933)	-
	(2,700,627)	(795,115)	3,495,630	(112)

Current assets:
Receivables	—	—	—	—
Prepaid expenses	333,551	—	(332,107)	1,444
Other (Section 24C allowance)	986,367	—	(986,367)	—
	1,319,918	—	(1,318,474)	1,444

Current liabilities:
Depreciation	—	—	—	—
Income in Advance	408,206	33,663	(441,869)	-
Tax Losses	(1,307,820)	761,452	546,368	-
Net deferred tax assets and (liabilities)	$(2,280,323)	$-	$2,281,655	$1,332

	Balance as of December 31, 2022	Recognized in Equity		Recognized in Provision for Income Taxes	Balance as of December 31, 2023
Non-current assets:
Intangible Assets	$(3,901,425)		$-	$597,954	$(3,303,471)
Property, plant, and equipment	(87,695)	795,115		(111,509)	595,911
Other	(2,240)	—		9,173	6,933
	(3,991,360)	795,115		495,618	(2,700,627)

Current assets:
Receivables	—	—		—	—
Prepaid expenses	-	—		333,551	333,551
Other (Section 24C allowance)	134,390	-		851,977	986,367
	134,390	-		1,185,528	1,319,918

Current liabilities:
Depreciation	—	—		—	—
Income in Advance	365,377	(33,663)		76,492	408,206
Tax Losses	100,464	(761,452)		(646,832)	(1,307,820)
Net deferred tax assets and (liabilities)	$(3,391,129)	$-		$1,110,806	$(2,280,323)

SUMMARY OF UNUSED TAX LOSSES FOR WHICH NO DEFERRED TAX ASSETS HAVE BEEN RECOGNIZED

Unused tax losses for which no deferred tax assets have been recognized as of December 31, 2024 and 2023 are as follows:

	As of December 31,
	2024	2023

Unused tax losses for which no deferred tax assets has been recognized	$(56,417,466)	$(43,402,517)
Potential tax benefit of such unused tax losses at applicable statutory tax rates	$(11,501,499)	$(7,722,631)
	$(11,501,499)	$(7,722,631)

SUMMARY OF JURISDICTIONS AND TAX YEARS

The following jurisdictions and tax years are open to audit:

Jurisdiction	Open Tax Years
Indonesia	2020 - 2024
New Zealand	2021 - 2024
Singapore	2021 - 2024
South Africa	2021 - 2024
United Kingdom	2023
United States	2022 – 2024